SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of RSUs
Options outstanding, beginning balance	193,150
Granted	24,928
Vested	(31,224)
Cancelled and forfeited	(3,250)
Options outstanding, ending balance	183,604	193,150
Vested and expected to vest at June 30, 2017	183,604
Weighted average remaining contractual term (in years)
Options outstanding	1 year 7 months 10 days	2 years 7 days
Vested and expected to vest at June 30, 2017	1 year 7 months 10 days
Aggregate intrinsic value
Options outstanding, beginning balance	$ 3,438
Options outstanding, ending balance	3,553	$ 3,438
Vested and expected to vest at June 30, 2017	$ 3,553